Cover Page	Feb. 05, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 05, 2020
Entity Registrant Name	SABRE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36422
Entity Tax Identification Number	20-8647322
Entity Address, Address Line One	3150 Sabre Drive
Entity Address, City or Town	Southlake,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	605-1000
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	SABR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001597033
Current Fiscal Year End Date	--12-31